Schedule I - Condensed Profit or Loss and Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	$ 1,447	$ 1,054	$ 2,060
Other gains and losses	(829)	36	144
Fair value change of financial assets at FVTPL	323	2	108
Fair value change of convertible preferred shares	(189,646)	(37,424)	(26,572)
Research and development expenses	(35,457)	(35,568)	(31,441)
Administrative expenses	(9,947)	(15,291)	(11,043)
Issuance costs for convertible preferred shares			(3,782)
Other expense	(6,608)	(4,522)	(3,307)
Loss before taxation	(240,810)	(94,796)	(74,905)
Income tax credit (expense)	1	1	(85)
Loss and total comprehensive expenses for the year, attributable to owners of the Company	(240,811)	(94,797)	(74,820)
Separate [Member]
Disclosure of Condensed Profit or Loss and Other Comprehensive Income of Parent Company [Line Items]
Other income	112	42	91
Other gains and losses			(88)
Fair value change of financial assets at FVTPL	323	2	108
Fair value change of convertible preferred shares	(189,646)	(37,424)	(26,572)
Research and development expenses	(992)	(2,643)	(2,131)
Administrative expenses	(1,982)	(4,494)	(4,877)
Issuance costs for convertible preferred shares			(3,782)
Other expense	(5,532)	(4,522)	(3,307)
Share of loss in subsidiaries	(43,094)	(45,757)	(34,347)
Loss before taxation	(240,811)	(94,796)	(74,905)
Income tax credit (expense)	0
Loss and total comprehensive expenses for the year, attributable to owners of the Company	$ (240,811)	$ (94,796)	$ (74,905)